Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements of Comprehensive Income
Revenues	$ 2,624,576,323	$ 2,410,360,459	$ 2,484,101,582
Other operating income	146,258,037	46,800,967	38,876,700
Revenues and other operating income	2,770,834,360	2,457,161,426	2,522,978,282
Raw materials and consumables used	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)
Contribution Margin	1,349,629,109	1,164,984,310	1,008,191,361
Other work performed by the entity and capitalized	17,610,861	16,710,963	14,388,987
Employee benefits expense	(129,604,956)	(123,130,334)	(121,503,777)
Depreciation and amortization expense	(236,627,387)	(215,187,300)	(152,684,106)
Reversal of impairment losses (impairment losses) recognized on non-financial assets	(280,762,652)	(779,825)
Impairment loss recognized in the period’s profit or loss	(10,047,000)	(4,783,072)	(7,937,817)
Other expenses	(184,143,140)	(167,210,021)	(161,824,074)
Operating Income	526,054,835	670,604,721	578,630,574
Other gains	1,793,201	3,410,379	113,241,196
Financial income	27,399,275	19,934,468	21,662,688
Financial costs	(164,897,900)	(122,184,189)	(53,510,882)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	366,089	3,190,240	(2,696,904)
Foreign Currency Exchange Differences	(10,412,110)	(7,807,197)	8,516,874
Profit (losses) from Indexed Assets and Liabilities	(2,982,268)	(818,146)	916,666
Income before taxes	377,321,122	566,330,276	666,760,212
Income tax expense, continuing operations	(61,227,904)	(153,482,519)	(143,342,301)
NET INCOME	316,093,218	412,847,757	523,417,911
Net income attributable to:
Equity owners of Enel Chile	296,153,605	361,709,937	349,382,642
Non-controlling interests	19,939,613	51,137,820	174,035,269
NET INCOME	$ 316,093,218	$ 412,847,757	$ 523,417,911
Basic earnings per share
Basic earnings per share	$ 4.28	$ 5.66	$ 7.12
Weighted average number of shares of common stock	69,166,557,220	63,913,359,484	49,092,772,762
Diluted earnings per share
Diluted earnings per share	$ 4.28	$ 5.66	$ 7.12
Weighted average number of shares of common stock	69,166,557,220	63,913,359,484	49,092,772,762
Net Income	$ 316,093,218	$ 412,847,757	$ 523,417,911
Components of other comprehensive income that will not be reclassified subsequently to profit or loss, before taxes
Remeasurement losses from defined benefit plans	(7,777,204)	37,881	1,716,875
Other comprehensive loss that will not be reclassified subsequently to profit or loss	(7,777,204)	37,881	1,716,875
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before taxes
Foreign currency translation	73,114,966	107,492,316	(3,686,549)
Gains (losses) from available-for-sale financial assets	(3,673)	(411)	1,840
Share of other comprehensive income from associates and joint ventures accounted for using the equity method			(1,490)
Gains (losses) from cash flow hedges	(160,828,497)	(244,271,689)	73,333,487
Adjustments from reclassification of cash flow hedges, transferred to profit or loss	21,654,376	22,364,834	24,225,474
Other comprehensive income (loss) that will be reclassified subsequently to profit or loss	(66,062,828)	(114,414,950)	93,872,762
Other comprehensive income (loss), before taxes	(73,840,032)	(114,377,069)	95,589,637
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	2,099,845	(10,228)	(463,556)
Income tax related to components of other comprehensive income that will not be reclassified subsequently to profit or loss	2,099,845	(10,228)	(463,556)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss
Income tax related to cash flow hedge	36,883,401	60,650,786	(25,701,599)
Income tax related to available-for-sale financial assets	992	111	(497)
Income tax related to components of other comprehensive income that will be reclassified subsequently to profit or loss	36,884,393	60,650,897	(25,702,096)
Total Other Comprehensive Income (Loss)	(34,855,794)	(53,736,400)	69,423,985
TOTAL COMPREHENSIVE INCOME	281,237,424	359,111,357	592,841,896
Comprehensive income attributable to:
Equity owners of Enel Chile	255,988,200	297,410,542	391,680,966
Non-controlling interests	$ 25,249,224	$ 61,700,815	$ 201,160,930